Accounts Receivable and Other	12 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Accounts Receivable and Other

NOTE 4: — ACCOUNTS RECEIVABLE AND OTHER

a.
Trade, net:

The following table summarizes the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2023	2022
Trade accounts receivable, gross	$458,218	$437,557

Reserves for sales deductions:
Chargebacks	(142,043)	(111,308)
Other sales deductions	(64,218)	(52,343)
Customer rebates	(22,567)	(10,708)
Allowance for doubtful accounts (1)	(27,130)	(16,226)
Trade accounts receivable, net	$202,260	$246,972

(1)
See Note 2.g for details relating to allowances for doubtful accounts.
b.
Other receivables and prepaid expenses:

	March 31,
	2023	2022
Government authorities	$23,422	$27,752
Prepaid expenses	11,721	13,229
Due from related parties	13,129	14,371
Advances to suppliers	5,947	991
Interest receivable	1,854	311
Other	1,138	3,073
	$57,211	$59,727